AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                DECEMBER 31, 2009

                                                SECURITIES ACT FILE NO. 33-00488
                                       INVESTMENT COMPANY ACT FILE NO. 811-04416


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                        (Check appropriate box or boxes)

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                       Post-effective Amendment No. 87                       [X]

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                Amendment No. 88                             [X]

                                 ALLEGIANT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                                 1-800-622-3863
                         (Registrant's Telephone Number)

                             Audrey C. Talley, Esq.
                           Drinker Biddle & Reath LLP
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                                  Kathleen Barr
                            PNC Capital Advisors, LLC
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

It is proposed that this filing will become effective (check applicable box):

   [X] immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant, a Delaware statutory trust, is the successor issuer to Allegiant Funds, a Massachusetts business trust (the "Predecessor Registrant"). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 33-00488), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective on December 31, 2009 immediately following the closing of a reorganization transaction between the Predecessor Registrant and the Registrant. In connection with this, we hereby incorporate by reference the information contained in Parts A and B of Post-Effective Amendment No. 86 under the Securities Act of 1933, as amended, and Amendment No. 87 under the Investment Company Act of 1940, as amended (Registrant's Prospectuses and Statements of Additional Information, as supplemented), as filed with the Commission on September 28, 2009.

                                    FORM N-1A

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS.

     (a) Agreement and Declaration of Trust dated August 25, 2009 is filed herewith.

     (b)  Bylaws of Registrant are filed herewith.

     (c) See Article III and Article V of Registrant's Agreement and Declaration of Trust, which is filed herewith as Exhibit (a).

     (d) 1. Interim Advisory Agreement between PNC Capital Advisors, LLC and the Registrant, on behalf of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund, Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund dated September 30, 2009 is filed herewith.

          2. Form of Advisory Agreement dated _______________ between PNC Capital Advisors, LLC and the Registrant, on behalf of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund, Maryland Tax Exempt Bond Fund, Tax Exempt Limited Maturity Bond Fund, Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund is filed herewith.

          3. Form of Sub-Advisory Agreement dated _________________ between PNC Capital Advisors, LLC and Polaris Capital Management, LLC with respect to the Allegiant International Equity Fund is filed herewith.

          4. Form of Sub-Advisory Agreement dated _________________ between PNC Capital Advisors, LLC and GE Asset Management Incorporated with respect to the Allegiant International Equity Fund is filed herewith.

     (e) 1. Underwriting Agreement between Registrant and Professional Funds Distributor, LLC, dated May 1, 2003 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 70 to Registrant's Registration Statement filed on September 29, 2003.

          2. Exhibit A dated March 31, 2004 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 71 to Registrant's Registration Statement filed on July 30, 2004.

          3. Amendment dated April 1, 2008 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 81 to Registrant's Registration Statement filed on September 28, 2008 ("PEA No. 81").

     (f)      None.

     (g) 1. Custodian Services Agreement between Registrant and PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, dated February 21, 2006 is incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 77 to Registrant's Registration Statement filed on July 28, 2006 ("PEA No. 77").

          2. Amendment dated June 2, 2009 to Custodian Services Agreement dated February 21, 2006 is filed herewith.

     (h) 1. Co-Administration and Accounting Services Agreement among Registrant, Allegiant Advantage Fund, Allegiant Asset Management Company (currently known as PNC Capital Advisors, LLC) and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2009 is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 83 to Registrant's Registration Statement filed on July 30, 2009 ("PEA No. 83").

          2. Transfer Agency and Service Agreement between Registrant and PFPC Inc., dated June 10, 2006, is incorporated by reference to Exhibit
              (h)(4) to PEA No. 77.

          3. Amendment to the Transfer Agency and Service Agreement dated July 5, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 79 to Registrant's Registration Statement filed on September 28, 2007 ("PEA No. 79").

          4. Amendment to Transfer Agency Services Agreement dated March 1, 2009 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 83.

          5. Amendment to Transfer Agency Services Agreement dated April 30, 2009 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 83.

          6. Red Flags Amendment to Transfer Agency Services Agreement dated May 1, 2009 is incorporated herein by reference to Exhibit (h)(10) to PEA No. 83.

          7. Shareholder Services Plan adopted by the Board of Trustees on July 24, 2009 related to A Shares, C Shares and T Shares is filed herewith.

          8. Marketing Support Services Agreement among Registrant, Allegiant Advantage Fund, PFPC Distributors, Inc., Allegiant Asset Management Company (currently known as PNC Capital Advisors, LLC) and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2009 is incorporated herein by reference to Exhibit (h)(17) to PEA No. 83.

     (i) 1. Opinion of Drinker Biddle & Reath LLP with respect to validity of shares is filed herewith.

          2. Tax Opinion of Drinker Biddle & Reath LLP in connection with Redomestication of Registrant is filed herewith.

     (j) Consent of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit (j)(1) to Post-Effective Amendment No. 86 to Registrant's Registration Statement filed on September 28, 2009 ("PEA No. 86").

     (k)      None.

     (l) 1. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit (l)(1) to Post-Effective Amendment No. 48 to Registrant's Registration Statement filed on October 6, 1999 ("PEA No. 48").

          2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit (l)(2) to PEA No. 48.

          3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit (l)(3) to PEA No. 48.

          4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit (l)(4) to PEA No. 48.

          5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit (l)(5) to PEA No. 48.

          6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit (1)(6) to PEA No. 48.

          7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit (l)(7) to PEA No. 48.

          8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit (l)(8) to PEA No. 48.

          9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit (l)(9) to PEA No. 48.

          10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit (l)(10) to PEA No. 48.

          11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

          12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

          13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

          14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

          15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to Post-Effective Amendment No. 36 to Registrant's Registration Statement filed on September 30, 1997 ("PEA No. 36").

          16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit (l)(16) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

          17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit (1)(17) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").

          18. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 33.

          19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

          20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit (1)(20) to PEA No. 53.

          21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit (l)(21) to PEA No. 53.

          22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit (l)(22) to PEA No. 52.

          23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit (l)(23) to PEA No. 52.

          24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit (l)(24) to PEA No. 52.

          25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit (l)(25) to PEA No. 52.

          26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit (1)(26) to PEA No. 53.

          27. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit (l)(28) to Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on April 12, 2002.

          28. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small/Mid Cap Value Fund is incorporated herein by reference to Exhibit (l)(29) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002.

          29. Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Allegiant High Yield Bond Fund dated April 29, 2008 is incorporated herein by reference to Exhibit (1)(29) to PEA No. 81.

          30. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (l)(31) to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed on June 21, 2002.

          31. Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Armada Small Cap Core Fund is incorporated herein by reference to Exhibit (l)(31) to PEA No. 79.

          32. Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and Allegiant Multi-Factor Small Cap Value Fund is incorporated herein by reference to Exhibit (l)(34) to Post-Effective Amendment No. 76 to Registrant's Registration Statement filed on September 28, 2005 ("PEA No. 76").

          33. Form of Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Tax Exempt Limited Maturity Bond Fund and Maryland Tax Exempt Bond Fund, respectively, is incorporated herein by reference to Exhibit
              (l)(33) to PEA No. 86.

          34. Purchase Agreement between Registrant and Purchaser dated August 25, 2009 is filed herewith.

     (m) 1. C Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001.

          2. Amended and Restated Service and Distribution Plan for the A Share Class is incorporated herein by reference to Exhibit (m)(8) to PEA No. 86.

     (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n)(1) to PEA No. 86.

     (p) 1. Code of Ethics of PNC Capital Advisors, LLC, Allegiant Funds and Allegiant Advantage Fund dated and effective October 8, 2009 is filed herewith.

          2. Code of Ethics of Polaris Capital Management, LLC is incorporated herein by reference to Exhibit (p)(2) to PEA No. 76.

          3. Code of Ethics of GE Asset Management Incorporated is incorporated herein by reference to Exhibit (p)(3) to PEA No. 86.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


                  Registrant is controlled by its Board of Trustees, all of the members of which also serve as members of the Board of Trustees of Allegiant Advantage Funds.


ITEM 25. INDEMNIFICATION.

                  Article VII of the Registrant's Agreement and Declaration of Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is filed herewith as Exhibit (a).

                  The Advisory Agreement provides that the investment adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from a breach of its fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations or duties under the Advisory Agreement. The Advisory Agreement is filed herewith as Exhibit (d)(2).

                  Indemnification of Registrant's principal underwriter, custodian, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit (e)(1) hereto,
Section 12 of the Custodian Services Agreement incorporated by reference as Exhibit (g)(1) hereto, Section 13 of the Co-Administration and Accounting Services Agreement incorporated by reference as Exhibit (h)(1) hereto, and
Section 12 of the Transfer Agency Services Agreement incorporated by reference as Exhibit (h)(2) hereto, respectively.

                  Registrant has obtained from a major insurance carrier a Trustee's and Officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

                  (a) Investment Adviser: PNC Capital Advisors, LLC (the "Adviser") effective September 30, 2009.

                  The Adviser is a newly formed entity which resulted from the merger of Allegiant Asset Management Company, previously known as National City Investment Management Company ("Allegiant") and PNC Capital Advisors, Inc. The Adviser performs investment advisory services for Registrant and certain other investment advisory customers.

                  Prior to September 30, 2009, Allegiant served as investment adviser to the Funds. Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under Allegiant, a registered investment adviser. As of August 5, 1998, Allegiant assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of Allegiant began making the investment decisions for the Fund. As of April 18, 2001, National Asset Management Corporation ceased serving as the sub-adviser to the Core Equity and Total Return Advantage Funds and the Equity Team and Taxable Fixed Income Team of Allegiant began making the investment decisions of the Core Equity Fund and Total Return Advantage Fund, respectively.

                  To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for PNC, the parent company of the Adviser. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Adviser who are engaged in any other business, profession, vocation or employment of a substantial nature.

                            PNC CAPITAL ADVISORS, LLC

                               Position with
                               PNC Capital Advisors,     Other Business             Type of
Name                           LLC                       Connections                Business
----                           ---                       ----------------           --------
Kevin A. McCreadie             Director, President and   Director, President and    Bank
                               Chief Executive Officer   Chief Executive Officer,
                                                         PNC Capital and
                                                         Executive Vice
                                                         President, PNC Bank

                                                         President, PNC Funds,      Registered Series
                                                         Inc.                       Investment Trust

                                                         President, PNC             Registered Funds of Hedge
                                                         Alternative Investment     Funds Complex
                                                         Funds

Robert Q. Reilly               Director                  Executive Vice             Bank
                                                         President, PNC Bank

Bryan K. Garlock               Director                  Executive Vice President   Bank
                                                         and Chief Financial
                                                         Officer, PNC Bank

Jennifer A. LaClair            Director                  Chief Financial Officer,   Bank
                                                         Asset Management Group
                                                         division of PNC Bank

Stephen M. Wynne               Director                  Chief Executive Officer,   Fund Administration
                                                         PNC Global Investment
                                                         Servicing (U.S.) Inc.


(b) Investment Sub-Adviser: Polaris Capital Management, LLC ("Polaris")

            The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


                                                        Other Business       Type of
Name                          Position with Polaris     Connections          Business
----                          ----------------------    ----------------     --------
Bernard R. Horn, Jr.          President, Treasurer      N/A                  N/A
                              and Portfolio Manager

Kathleen S. Jacobs            Vice President and        N/A                  N/A
                              Secretary

Sumanta Biswas, CFA           Vice President,           N/A                  N/A
                              Assistant Portfolio
                              Manager

Lorraine B. Horn              Director                  N/A                  N/A

Christopher K. McLeod         Director                  N/A                  N/A

Lucy Goreham                  Chief Compliance Officer  N/A                  N/A

(c) Investment Sub-Adviser: GE Asset Management Incorporated ("GEAM")

            The following chart reflects the directors and officers of GEAM, including their business connections, which are of a substantial nature. The address of GEAM is 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


---------------------------------- -------------------------- -------------------------
                                                              Other Business
                                                              Connections and Type of
Name                               Position with GEAM         Business
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
James W. Ireland III               Director, Chairman of      N/A
                                   the Board, President and
                                   Chief Executive Officer
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Cheryl H. Beacock                  Director and Senior Vice   N/A
                                   President - Human
                                   Resources
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Daniel O. Colao                    Director and Executive     N/A
                                   Vice President -  Chief
                                   Financial Officer
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Paul M. Colonna                    Director; President and    N/A
                                   Chief Investment Officer
                                   - Fixed Income
                                   Investments
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Michael J. Cosgrove                Director; President and    N/A
                                   CEO - Mutual Funds and
                                   Intermediary Business
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Ralph R. Layman                    Director; President and    N/A
                                   Chief Investment Officer
                                   - Public Equity
                                   Investments
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Matthew J. Simpson                 Director and Executive     N/A
                                   Vice President - General
                                   Counsel & Secretary
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Judith A. Studer                   Director and Executive     N/A
                                   Vice President - Chief
                                   Market Strategist
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
John J. Walker                     Director and Executive     N/A
                                   Vice President - Chief
                                   Operations Officer
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
David B. Carlson                   Co-Chief Investment        N/A
                                   Officer - U.S. Equity
                                   Investments
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Robert S. Herlihy                  Senior Vice President -    N/A
                                   Chief Compliance Officer
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Donald W. Torey                    Director,  President &     N/A
                                   Chief Investment Officer
                                   -  Alternative
                                   Investments
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
David W. Wiederecht                Director,  President &     N/A
                                   Chief Investment Officer
                                    - Investment Strategies
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Michael J. Solecki                 Co-Chief Investment        N/A
                                   Officer - International
                                   Equity Investments
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Maureen B. Mitchell                Director; President -      N/A
                                   Institutional Sales &
                                   Marketing
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
Amiel H. Goldberg                  Director; Senior Vice      N/A
                                   President - Chief Risk
                                   Officer
---------------------------------- -------------------------- -------------------------
---------------------------------- -------------------------- -------------------------
George A. Bicher                   Co-Chief Investment        N/A
                                   Officer - Pension Equity
                                   Investments
---------------------------------- -------------------------- -------------------------

ITEM 27.  PRINCIPAL UNDERWRITER

     (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of November 30, 2009:

                           Allegiant Funds
                           Allegiant Advantage Funds
                           EIP Growth & Income Fund
                           The Roxbury Funds
                           WT Investment Trust



Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

     (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:


         Philip H. Rinnander                -        President & Owner
         Barbara A. Rice                    -        Vice President
         Jennifer DiValerio                 -        Vice President
         Nancy L. Tindall                   -        Vice President


     (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     (a) PNC Capital Advisors, LLC (the "Adviser"), 200 Public Square, 5th Floor, Cleveland, Ohio, 44114 and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135 (records relating to their functions as investment adviser and co-administrator); and National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to Allegiant's former function as investment adviser to the predecessor Parkstone Group of Funds).

     (b) PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (Registrant's Agreement and Declaration of Trust, Code of Regulations, Minute Books and records relating to its function as co-administrator and transfer agent).

     (c) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as distributor).

     (d) Polaris Capital Management, LLC, 125 Summer Street, Suite 1470, Boston, Massachusetts 02110 (records relating to its function as sub-adviser to a portion of the assets of the Allegiant International Equity Fund).

     (e) GE Asset Management Incorporated, 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904 (records relating to its function as sub-adviser to a portion of the assets of the Allegiant International Equity Fund).

     (f) PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, 301 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as custodian).

ITEM 29. MANAGEMENT SERVICES.

                  Inapplicable.

ITEM 30. UNDERTAKINGS.

                  None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 87 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis, State of Indiana, on the 31st day of December, 2009.

                                         ALLEGIANT FUNDS
                                         Registrant

                                         /s/ John F. Durkott
                                         -------------------
                                         John F. Durkott
                                         President and Chief Executive Officer


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 87 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                       Date

*Robert D. Neary                            Trustee and Chairman                        December 31, 2009
----------------------                      of the Board
 Robert D. Neary

/s/ John Kernan                             Treasurer                                   December 31, 2009
---------------
John Kernan

*Dorothy A. Berry                           Trustee                                     December 31, 2009
-----------------
Dorothy A. Berry

*Kelley J. Brennan                          Trustee                                     December 31, 2009
------------------
Kelley J. Brennan

*John F. Durkott                            Trustee                                     December 31, 2009
----------------------
 John F. Durkott

*Richard W. Furst                           Trustee                                     December 31, 2009
----------------------
 Richard W. Furst

*Gerald L. Gherlein                         Trustee                                     December 31, 2009
----------------------
Gerald L. Gherlein

*Dale C. LaPorte                            Trustee                                     December 31, 2009
----------------------
Dale C. LaPorte

*Kathleen Cupper Obert                      Trustee                                     December 31, 2009
---------------------------
Kathleen Cupper Obert

/s/ John F. Durkott                         President and Chief                         December 31, 2009
----------------------                      Executive Officer
John F. Durkott

*By:   /s/ Jennifer E. Spratley
       ------------------------
       Jennifer E. Spratley
       Attorney-in-Fact

                                 ALLEGIANT FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on November 17, 2009 and remains in effect on the date hereof:

         FURTHER RESOLVED, that the Trustees and officers of the Delaware Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Jennifer E. Spratley and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.

                                                     ALLEGIANT FUNDS


                                                     By: /s/ Audrey C. Talley
                                                         --------------------
                                                             Audrey C. Talley
                                                             Secretary

Dated:   December 31, 2009

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Robert D. Neary
-------------------
Robert D. Neary

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ John F. Durkott
-------------------
John F. Durkott

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Richard W. Furst
--------------------
Richard W. Furst

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dorothy
A. Berry, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kelley
J. Brennan, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Kelley J. Brennan
---------------------
Kelley J. Brennan

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kathleen Cupper Obert, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Kathleen Cupper Obert
-------------------------
Kathleen Cupper Obert

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION

(a)               Agreement and Declaration of Trust

(b)               Bylaws

(d)(1)            Interim Advisory Agreement dated September 30, 2009 with PNC
                  Capital Advisors, LLC


(d)(2)            Form of Advisory Agreement dated _______________ with PNC
                  Capital Advisors, LLC

(d)(3)            Form of Sub-Advisory Agreement dated ______________ with
                  Polaris Capital Management, LLC

(d)(4)            Form of Sub-Advisory Agreement dated ______________ with GE
                  Asset Management Incorporated

(g)(2) Amendment dated June 2, 2009 to Custodian Services Agreement dated February 21, 2006

(h)(7)            Shareholder Services Plan adopted by the Board of Trustees on
                  July 24, 2009 related to A Shares, C Shares and T Shares

(i)(1) Opinion of Drinker Biddle & Reath LLP with respect to validity of shares

(i)(2) Tax Opinion of Drinker Biddle & Reath LLP in connection with Redomestication of Registrant

(l)(34)           Purchase Agreement between Registrant and Purchaser dated
                  August 25, 2009


(p)(1)            Code of Ethics of PNC Capital Advisors, LLC,
                  Allegiant Funds and Allegiant Advantage Fund dated and effective October 8, 2009